Acquisitions and Dispositions - Summary of Information for Omega Lease Termination Assets and Liabilities Held for Sale Associated with the PSA Facilities Sold (Parenthetical) (Details) - Omega Lease Termination and Adcare Holdco Loan - USD ($)
$ in Millions
	Jan. 28, 2019	Dec. 27, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds after completion of disposition	$ 1.5
Termination fee	$ 1.2
A&R New Forbearance Agreement | Pinecone Credit Facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds after completion of disposition		$ 1.5
Termination fee		1.2
Payment for lease termination unpaid expense		$ 0.3